UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/29/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in October, but government bond yields continued to trend downward and prices rose over much of the remainder of the reporting period. In the midst of this turmoil affecting longer-term bonds, money market instruments remained stable and anchored near zero percent, as the Federal Reserve Board continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite heightened volatility among stocks and bonds during the reporting period stemming from changing economic conditions and shifting investor sentiment, tax-exempt money market yields remained stable at historically low levels as short-term interest rates were unchanged despite a stronger U.S. economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Yields Steady Despite Shifting Economic Sentiment

The reporting period began in the midst of heightened volatility in most financial markets, as investors responded nervously to several adverse

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

macroeconomic developments.Worries at the time included an ongoing sovereign debt crisis in Greece, which threatened to spread to other members of the European Union. Meanwhile, in the United States, bond rating agency Standard & Poor’s just weeks earlier had downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. Finally, investors reacted negatively to disappointing releases of new U.S. economic data, which kindled concerns that the domestic economy might be headed for a double-dip recession.

Fortunately, many of these fears failed to materialize over the remainder of the reporting period.The macroeconomic picture brightened as the European Union took credible steps to address the region’s problems, and the United States experienced accelerating GDP growth and declining unemployment. Despite these signs of improvement, the Federal Reserve Board (the “Fed”) maintained its longstanding policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

As was the case earlier in 2011, the supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to a glut of issuance at the end of 2010 in advance of the expiration of federal subsidies. Subsequently, political pressure to reduce government spending and borrowing also dampened issuance volumes. Although the European debt crisis reduced the availability of the bank letters of credit that typically support short-term municipal borrowing, a rising volume of variable rate demand notes (VRDNs) has picked up much of the slack, providing municipalities with long-term financing at short-term rates. Meanwhile, demand remained steady from individuals and institutional investors, enabling yields on tax-exempt money market instruments to remain attractive relative to taxable instruments with comparable maturities. From a credit-quality perspective, state general funds have achieved consecutive quarters of growth in personal income tax and sales tax revenues, and many states and municipalities have reduced spending in order to balance their budgets for the next fiscal year.

4

A Credit-Conscious Investment Posture

In this environment, we continued to maintain a careful and well-researched approach to credit selection. We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits with strong financial positions and stable tax bases.We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Still Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth in 2012. The U.S. economy appears to have gained some momentum, particularly with respect to a recovering labor market. However, the outlook remains cloudy due to the persistence of the European debt crisis and uncertainty regarding the potential impact of recent international banking agreements on municipal financing costs. In addition, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

March 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect until such time as shareholders are given at least
90 days’ notice and which Dreyfus has committed will remain in place until at least January 1,
2013. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$1.09
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$1.11
Ending value (after expenses)	$1,023.77

† Expenses are equal to the fund's annualized expense ratio of .22%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
California—7.7%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.20	3/7/12	3,270,000	[a]	3,270,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project)
(LOC; Comerica Bank)	0.20	3/7/12	2,285,000	[a]	2,285,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	2,000,000		2,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	2,000,000		2,000,000
Colorado—2.8%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	2,000,000		2,012,243
JPMorgan Chase Putters/Drivers
Trust (Series 4024) (Colorado,
General Fund TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.13	3/1/12	1,500,000	[a,b,c]	1,500,000
Florida—2.0%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo Bank)	0.15	3/1/12	1,520,000	[a]	1,520,000
Jacksonville,
Educational Facilities
Revenue (Edward Waters
College Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	1,000,000	[a]	1,000,000
Georgia—1.6%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.18	4/17/12	2,000,000		2,000,000
Illinois—.6%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	1.58	3/7/12	800,000	[a]	800,000

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—4.0%
Indiana Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals Projects)
(P-FLOATS Series MT-662)
(Liquidity Facility; Bank of America
and LOC; Bank of America)	0.47	3/7/12	4,960,000	[a,b,c]	4,960,000
Iowa—4.0%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.18	3/7/12	5,000,000	[a]	5,000,000
Louisiana—11.7%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.29	3/7/12	2,800,000	[a,d]	2,800,000
Louisiana Public Facilities
Authority, Revenue (Air Products
and Chemicals Project)	0.11	3/1/12	3,000,000	[a,d]	3,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.11	3/1/12	2,000,000	[a,d]	2,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.16	3/7/12	4,600,000	[a]	4,600,000
Saint James Parish,
PCR, Refunding (Texaco
Project) (LOC; Chevron Corp.)	0.10	3/1/12	2,000,000	[a,d]	2,000,000
Maryland—1.1%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.41	3/7/12	1,330,000	[a]	1,330,000
Michigan—4.8%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue
(LOC; Citibank NA)	0.16	3/7/12	3,000,000	[a]	3,000,000
University of Michigan,
CP	0.15	3/5/12	3,000,000		3,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—4.5%
University of Minnesota,
CP	0.13	4/4/12	2,500,000		2,500,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.34	3/7/12	3,020,000	[a,d]	3,020,000
Mississippi—2.4%
Mississippi Business Finance
Corporation, Gulf
Opportunity Zone IDR
(Chevron U.S.A. Inc. Project)	0.08	3/1/12	3,000,000	[a,d]	3,000,000
Missouri—2.5%
Missouri Development Finance
Board, LR, CP (LOC: U.S. Bank NA)	0.12	4/3/12	3,133,000		3,133,000
New Hampshire—1.0%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank USA)	0.40	3/7/12	1,200,000	[a,d]	1,200,000
New Jersey—.8%
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	1,000,000		1,004,647
New York—7.8%
Metropolitan Transportation
Authority, Transportation
Revenue, CP
(LOC; Citibank NA)	0.11	4/5/12	4,000,000		4,000,000
New York State Dormitory
Authority, Revenue (Oxford
University Press, Inc.) (LOC;
Barclays Bank PLC)	0.09	3/1/12	1,500,000	[a]	1,500,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.21	3/7/12	2,190,000	[a]	2,190,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; U.S. Bank NA)	0.08	3/1/12	2,000,000	[a]	2,000,000

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—6.2%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.16	3/7/12	3,700,000	[a]	3,700,000
North Carolina Medical Care
Commission, Health Care Facility
Revenue (MERLOTS-Series A39)
(Providence Place Retirement
Community Nursing Home Project)
(Liquidity Facility; Wells Fargo
Bank and LOC; GNMA)	0.14	3/7/12	3,930,000	[a,b,c]	3,930,000
Ohio—3.0%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.35	3/7/12	2,750,000	[a,d]	2,750,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	1,000,000		1,002,511
Pennsylvania—7.7%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	1,600,000		1,610,706
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.20	3/7/12	1,850,000	[a,d]	1,850,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.16	3/7/12	1,047,000	[a]	1,047,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.31	3/7/12	5,000,000	[a]	5,000,000
South Carolina—1.8%
Charleston County School District,
GO Notes, TAN	2.50	4/1/12	400,000		400,782
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	1,800,000		1,802,673

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—4.3%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee
Municipal Bond Fund)
(LOC; Bank of America)	0.25	3/1/12	2,000,000	[a]	2,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.21	3/7/12	3,315,000	[a]	3,315,000
Texas—8.5%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.20	3/7/12	3,750,000		3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.19	3/7/12	3,225,000	[a,d]	3,225,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery, L.L.C.
Project) (LOC; Branch Banking
and Trust Co.)	0.50	3/29/12	2,900,000		2,900,000
Northside Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	3.50	8/15/12	500,000		507,463
Virginia—1.5%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.23	3/7/12	1,910,000	[a,d]	1,910,000
Washington—3.1%
King County,
GO Notes, Refunding	2.50	6/1/12	1,655,000		1,664,144

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project)
(LOC; Wells Fargo Bank)	0.30	3/7/12	2,215,000	[a,d]	2,215,000
Wisconsin—4.5%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.35	3/7/12	2,680,000	[a,d]	2,680,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.21	3/7/12	2,955,000	[a]	2,955,000

Total Investments (cost $123,840,169)			99.9%		123,840,169
Cash and Receivables (Net)			.1%		173,169
Net Assets			100.0%		124,013,338

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2012, these securities amounted to $10,390,000 or 8.4% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At February 29, 2012, the fund had $31,650,000 or 25.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.8
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	3.0
Not Rated[f]			Not Rated[f]		Not Rated[f]	9.2
						100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	123,840,169	123,840,169
Cash		133,234
Interest receivable		80,224
Prepaid expenses		11,432
		124,065,059
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		10,971
Accrued expenses		40,750
		51,721
Net Assets ($)		124,013,338
Composition of Net Assets ($):
Paid-in capital		124,013,338
Net Assets ($)		124,013,338
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		124,013,338
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

TheFund 15

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Interest Income	148,299
Expenses:
Management fee—Note 2(a)	334,400
Shareholder servicing costs—Note 2(b)	46,663
Professional fees	28,017
Custodian fees—Note 2(b)	12,989
Registration fees	9,703
Directors’ fees and expenses—Note 2(c)	7,522
Prospectus and shareholders’ reports	3,955
Miscellaneous	10,931
Total Expenses	454,180
Less—reduction in management fee due to undertaking—Note 2(a)	(153,212)
Less—reduction in expenses due to undertaking—Note 2(a)	(152,669)
Less—reduction in fees due to earnings credits—Note 2(b)	(9)
Net Expenses	148,290
Investment Income—Net, representing net increase
in net assets resulting from operations	9

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	9	247
Dividends to Shareholders from ($):
Investment income—net	(9)	(247)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	8,626,646	48,919,901
Dividends reinvested	9	243
Cost of shares redeemed	(33,339,406)	(86,388,357)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(24,712,751)	(37,468,213)
Total Increase (Decrease) in Net Assets	(24,712,751)	(37,468,213)
Net Assets ($):
Beginning of Period	148,726,089	186,194,302
End of Period	124,013,338	148,726,089

See notes to financial statements.

TheFund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012					Year Ended August 31,
	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.011	.025	.033
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.011)	(.025)	(.033)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.01		1.12	2.50	3.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68	[c]	.67		.62		.65	.60	.60
Ratio of net expenses
to average net assets	.22	[c]	.36		.40		.44	.43	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.02		1.15	2.46	3.27
Net Assets, end of period
($ x 1,000)	124,013 148,726				186,194		298,064	360,651	339,372

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	123,840,169
Level 3—Significant Unobservable Inputs	—
Total	123,840,169

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: tax exempt income $247. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2013.The reduction in management fee, pursuant to the undertaking, amounted to $153,212 during the period ended February 29, 2012.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $152,669 during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2012, the fund was charged $34,307 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $8,284 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $759 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $9.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $12,989 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

24

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $49,775, custodian fees $5,053, chief compliance officer fees $1,061 and transfer agency per account fees $3,200, which are offset against an expense reimbursement currently in effect in the amount of $48,118.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended February 29, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $23,695,000 and $36,350,000, respectively.

TheFund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group Median and the Performance Universe median for the various periods, except for the 1-year and 2-year periods. The Board also noted that the fund’s performance was one or two basis points lower than the applicable Performance Group median or Performance Universe median for the 1-year and 2-year periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was at the Expense Group

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Dreyfus representatives of Dreyfus reviewed with the Board the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives of Dreyfus noted that Dreyfus does not advise any separate accounts and/ or other types of client portfolios that are considered to have similar investment strategies and policies as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The

28

consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

30

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
35	Financial Highlights
40	Notes to Financial Statements
50	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the six-month reporting period, which enabled them to avoid some of the volatility affecting their taxable fixed-income counterparts as economic sentiment improved. The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher total returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Steven Harvey and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares produced a total return of 6.91%, Class B shares returned 6.57%, Class C shares returned 6.52%, Class I shares returned 6.96% and Class Z shares returned 7.01%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 5.67%.2 Despite bouts of economic uncertainty during the reporting period, municipal bonds fared relatively well as long-term interest rates fell and a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns were higher than its benchmark, primarily due to an emphasis on longer maturities that rallied when interest rates declined.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus.The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Municipal Bonds Gained Value Amid Volatility

The reporting period began in the midst of heightened turmoil in the financial markets sparked by several macroeconomic developments. These included an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union and uncertainties regarding the strength and sustainability of the U.S. economic recovery. Sell-offs in stocks and higher yielding bonds were accompanied by a corresponding increase in demand for traditional safe havens, such as U.S. government securities. As a result, yields of longer-term bonds, including municipal securities, fell sharply and prices climbed.

Supply-and-demand forces also helped buoy municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, while political pressure also led to reduced spending and borrowing.Yet, investor demand remained steadily robust from individual and institutional investors seeking competitive levels of tax-exempt income in a low interest rate environment.

Although many states and municipalities have continued to struggle to bridge future budget shortfalls, tax receipts generally have trended higher, and many governments have cut spending, helping to relieve fiscal pressures.

Duration and Credit Selection Strategies Buoyed Results

The fund benefited during the reporting period from a relatively long average duration, expressed through an emphasis on AMT-free municipal bonds with maturities of 10 years or more.These credits occupied the “sweet spot” along the market’s maturity spectrum during the reporting period. In addition, the fund achieved especially favorable results from revenue bonds, an area of particularly light new issuance. Underweighted exposure to escrowed bonds, which typically feature lower yields and shorter maturities, also bolstered the fund’s relative performance.

Strength in these areas was partly offset by our decision to sell some of the fund’s general obligation bonds that had reached richer valuations.

This move proved too early, as such credits continued to rally through the reporting period’s end.To a lesser extent, the fund was hurt by our ongoing efforts to upgrade the fund’s overall credit profile, which included the sale of lower rated bonds backed by hospitals and the states’ settlement of litigation with U.S. tobacco companies.

Adjusting to a Changing Market Environment

We expect the supply of newly issued municipal bonds to rise over the remainder of 2012. To prepare for this likely development, we have reduced the fund’s average duration to the neutral range, and we have continued to trim holdings at the lower end of the investment-grade spectrum. Instead, we have emphasized higher-quality revenue bonds with strong income characteristics, particularly those backed by essential services facilities. In our judgment, these strategies position the fund well for an environment of continued subpar economic growth.

March 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Neither Class Z nor
Class I shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, B, C, I and Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, B, C, I and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed
0.45%. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least January 1, 2013.Without this absorption returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.60	$6.16	$7.45	$2.62	$2.32
Ending value (after expenses)	$1,069.10	$1,065.70	$1,065.20	$1,069.60	$1,070.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$3.52	$6.02	$7.27	$2.56	$2.26
Ending value (after expenses)	$1,021.38	$1,018.90	$1,017.65	$1,022.33	$1,022.63

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.20% for Class B, 1.45% for
Class C, .45% for Class I and .51% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,629,611
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000	933,220
Arizona—1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,195,840
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000	3,347,100
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,878,254
Arkansas—.2%
Arkansas Development Finance
Authority, Construction Revenue
(Public Health Laboratory
Project) (Insured; AMBAC)	5.00	12/1/17	1,025,000	1,090,077
California—10.6%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,675,630
California,
GO	5.25	10/1/16	295,000	296,041
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,805,950
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	7,819,637
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000	4,075,500
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,530,460

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Educational Facilities
Authority, Revenue
(Pomona College)	0.00	7/1/30	3,005,000	[a]	1,329,863
California Statewide Communities
Development Authority,
Revenue (The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		2,032,111
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[a]	1,083,714
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[a]	1,006,100
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,955,350
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,135,775
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/1/12	1,160,000	[b]	1,183,826
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[a]	812,685
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[a]	2,042,752
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000	[a]	1,834,080
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,219,180
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,218,040
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,818,510

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000		1,512,353
Tustin Unified School District
Community Facilities
District Number 97-1,
Senior Lien Special Tax
Bonds (Insured; Assured
Guaranty Municipal Corp.)	0.00	9/1/21	1,615,000	[a]	1,115,384
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,396,460
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,810,908
West Sacramento Redevelopment
Agency, Tax Allocation
Revenue (West Sacramento
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	4.75	9/1/16	800,000		806,680
Colorado—1.8%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		529,500
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		619,638
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,221,570
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,394,556
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,069,290
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		2,161,400
Metro Wastewater
Reclamation District, Sewer
Improvement Revenue	5.00	4/1/17	2,000,000		2,425,280

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Delaware—.6%
Delaware,
GO	5.00	10/1/16	2,500,000	3,005,950
District of Columbia—1.0%
Metropolitan Washington
Airports Authority,
Airport System Revenue	5.00	10/1/35	4,000,000	4,390,320
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,119,770
Florida—6.4%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,875,501
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,857,960
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,413,190
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,441,192
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,321,380
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,097,740
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,910,533
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/22	1,820,000	1,975,355
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000	3,132,237

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,372,975
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	2,800,000		3,180,996
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,906,995
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,066,220
University of Central Florida,
COP (University of
Central Florida Convocation
Corporation Master
Lease Program) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	1,765,000		1,846,225
Winter Park,
Water and Sewer
Revenue (Insured; AMBAC)
(Prerefunded)	5.38	12/1/12	1,525,000	[b]	1,585,055
Georgia—5.2%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,949,300
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		1,970,132
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,112,890
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,476,756
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000		4,419,851

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000		2,179,720
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000		3,313,955
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000		6,058,500
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000		1,333,682
Idaho—1.8%
Boise State University,
Student Union and Housing
System Revenue (Insured;
FGIC) (Prerefunded)	5.38	4/1/12	5,000	[b]	5,023
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000		6,540,240
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000		2,981,975
Illinois—6.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000		2,667,072
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000		4,145,318

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,751,425
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	2,500,000	2,808,525
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,784,305
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.00	2/1/28	750,000	837,795
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.25	2/1/33	500,000	554,750
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	1,016,570
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,445,036
Illinois Health Facilities Authority,
Revenue (Delnor-Community
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000	6,525,720
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	3,100,000	3,577,121
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,600,000	4,035,204
Kansas—.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,575,600

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky—.7%
Barbourville,
Educational Facilities
First Mortgage Revenue
(Union College Energy
Conservation Project)	5.25	9/1/26	1,000,000	1,022,710
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,666,950
Louisiana—1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,813,600
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,390,920
Maine—.3%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	1,250,000	1,442,412
Maryland—3.3%
Howard County,
Consolidated Public
Improvement Project GO	5.00	8/15/17	2,830,000	3,483,447
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.60	7/1/24	1,500,000	1,524,090
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/20	2,500,000	3,107,050
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	630,000	630,882
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,330,030

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	4,700,000		5,978,494
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000		1,841,880
Massachusetts—2.8%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,591,850
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,484,067
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,570,535
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,005,272
Metropolitan Boston Transit
Parking Corporation, Systemwide
Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,392,900
Michigan—9.8%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[a]	7,801,360
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[a]	832,806
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,852,965
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,259,430
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,170,000		932,174

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		890,097
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,190,310
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[a]	5,408,878
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,371,340
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,965,497
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,982,350
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,900,675
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse
of Detroit Project)	6.50	10/1/30	3,040,000		2,757,280
Monroe County Economic
Development Corporation,
LOR (Detroit Edison Company
Project) (Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,673,780
Pontiac Tax Increment Finance
Authority, Revenue (Prerefunded)	6.38	6/1/12	3,170,000	[b]	3,252,135
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,529,688

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	6.25	9/1/14	1,500,000		1,654,845
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,348,900
Mississippi—.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000		1,370,743
Missouri—.5%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000		436,157
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000		592,650
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC) (Prerefunded)	5.00	2/15/16	1,265,000	[b]	1,481,467
Nebraska—.4%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)
(Prerefunded)	5.25	4/1/12	2,305,000	[b]	2,315,442
Nevada—1.4%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000		3,182,012

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada (continued)
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	4,000,000	4,335,280
New Jersey—1.6%
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/19	3,000,000	3,676,080
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	1,250,000	1,469,062
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	79,852
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	220,790
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,500,000	1,414,935
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	1,886,774
New York—5.8%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,906,450
Metropolitan Transportation
Authority, Dedicated
Tax Fund Revenue	5.00	11/15/32	1,850,000	2,108,574
Metropolitan
Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000	2,871,450
New York City,
GO	5.00	8/1/28	1,000,000	1,150,470
New York City,
GO	5.00	10/1/36	2,500,000	2,804,250
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	3,000,000	3,306,990

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,811,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,626,010
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	3,260,000		3,921,454
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	2,135,000		2,568,192
North Carolina—4.3%
Charlotte,
GO	5.00	7/1/21	1,525,000		1,548,058
Charlotte,
GO	5.00	7/1/22	2,110,000		2,141,903
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		2,081,425
Durham County,
GO Public Improvement
Bonds (Prerefunded)	5.00	6/1/16	1,000,000	[b]	1,187,050
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,086,840
North Carolina Eastern
Municipal Power Agency,
Power System Revenue
(Insured; ACA)	6.00	1/1/22	1,000,000		1,281,930
North Carolina Medical Care
Commission, Health Care
Facilities Revenue
(Cleveland County
HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,199,468

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Medical Care
Commission, Health Care Facilities
Revenue (University Health
Systems of Eastern Carolina)	6.25	12/1/33	1,750,000		2,029,773
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,003,620
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[a]	2,681,190
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	[b]	1,093,950
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,146,830
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,090,760
Raleigh,
Combined Enterprise
System Revenue	5.00	3/1/31	1,175,000		1,313,168
University of North Carolina,
System Pool Revenue
(Pool General Trust
Indenture of the Board of
Governors of The University
of North Carolina)	5.00	10/1/34	1,000,000		1,129,380
Ohio—1.6%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,580,730
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,257,743
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000		2,142,820

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the
Arts Project)	5.50	5/15/28	2,445,000	2,286,711
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,335,180
Oklahoma—.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,242,416
Oregon—.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,712,886
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,734,285
Pennsylvania—5.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	3,077,802
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	2,000,000	1,943,140
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,426,480
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	1,820,000	1,494,821
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,150,000	994,543
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,067,580

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,562,175
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,947,950
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,602,905
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,323,540
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000	3,889,469
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000	3,954,930
South Carolina—1.6%
Columbia,
Waterworks and Sewer
System Revenue	5.00	2/1/36	2,500,000	2,816,825
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	2,500,000	3,129,425
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000	2,795,475
Tennessee—.6%
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000	3,002,725

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—7.1%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,265,198
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		2,003,953
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	[b]	1,389,574
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	[a]	71,636
Frisco Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/30	2,020,000		2,393,559
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC) (Prerefunded)	5.25	2/1/13	1,000,000	[b]	1,046,580
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	[a]	1,557,621
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	[a]	1,072,672
Lubbock Housing Finance
Corporation, MFHR
(Las Colinas, Quail Creek
and Parkridge Place
Apartments Projects)	6.00	7/1/22	1,175,000		1,052,741

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,402,921
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,124,882
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	[a]	504,540
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	[a]	2,224,786
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,498,916
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,546,700
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000		3,312,690
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,122,768
San Antonio,
Electric and Gas
Systems Revenue	5.50	2/1/20	255,000		319,385
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,456,480
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[a]	2,080,872

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,177,743
Texas National Research Laboratory
Commission Financing Corporation,
LR (Superconducting Super
Collider Project)	6.95	12/1/12	190,000	199,008
Virginia—4.9%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,545,875
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	700,000	702,100
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000	1,252,170
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,153,600
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,860,630
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,755,000	2,756,956
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,291,956
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,292,960
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,161,530

TheFund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000		1,032,930
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,600,000		1,833,520
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,300,000		1,440,205
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.50	7/1/12	2,500,000	[b]	2,545,150
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.63	6/1/15	1,000,000	[b]	1,164,820
Virginia College Building
Authority, Educational Facilities
Revenue (Regent University
Project) (Prerefunded)	5.00	6/1/16	215,000	[b]	254,637
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,450,000		1,604,280
Virginia Housing Development
Authority, Rental
Housing Revenue	5.50	6/1/30	1,000,000		1,098,210
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,410,840
Washington—2.0%
Washington,
GO (Various Purpose)	5.00	7/1/18	2,500,000		3,080,725
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,600,286

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000		4,043,785
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/15/24	1,000,000		1,159,050
West Virginia—.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,830,375
Wisconsin—1.1%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000		1,014,940
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,358,820
Wisconsin,
GO	4.00	5/1/15	2,500,000		2,776,875
U.S. Related—3.9%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	2,000,000		2,014,540
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,498,574
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,750,000		1,856,855
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	[b]	1,154,040
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000		1,124,520
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,197,380

TheFund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.00	8/1/26	1,500,000		2,147,265
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		8,922,751
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,177,760
Total Long-Term Municipal Investments
(cost $481,763,345)					527,520,153

Short-Term Municipal
Investments—1.0%
California—.5%
California,
Economic Recovery Bonds
(LOC; JPMorgan Chase Bank)	0.08	3/1/12	500,000	[c]	500,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	0.15	3/1/12	2,400,000	[c]	2,400,000
New York—.5%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	3/1/12	2,500,000	[c]	2,500,000
Total Short-Term Municipal Investments
(cost $5,400,000)					5,400,000

Total Investments (cost $487,163,345)			99.6%		532,920,153
Cash and Receivables (Net)			.4%		2,179,343
Net Assets			100.0%		535,099,496

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note—rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	21.7
AA		Aa		AA	36.2
A		A		A	28.8
BBB		Baa		BBB	7.0
BB		Ba		BB	.9
B		B		B	1.1
F1		MIG1/P1		SP1/A1	.5
Not Rated[d]		Not Rated[d]		Not Rated[d]	3.8
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	487,163,345	532,920,153
Interest receivable		5,759,265
Receivable for shares of Common Stock subscribed		370,097
Prepaid expenses		55,041
		539,104,556
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		265,186
Cash overdraft due to Custodian		289,200
Payable for investment securities purchased		2,768,350
Payable for shares of Common Stock redeemed		598,387
Accrued expenses		83,937
		4,005,060
Net Assets ($)		535,099,496
Composition of Net Assets ($):
Paid-in capital		504,415,753
Accumulated undistributed investment income—net		44,723
Accumulated net realized gain (loss) on investments		(15,117,788)
Accumulated net unrealized appreciation
(depreciation) on investments		45,756,808
Net Assets ($)		535,099,496

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	268,939,098	347,789	21,262,122	7,884,339	236,666,148
Shares Outstanding	19,102,278	24,698	1,510,231	559,838	16,802,461
Net Asset Value
Per Share ($)	14.08	14.08	14.08	14.08	14.09

See notes to financial statements.

TheFund 31

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Interest Income	12,004,405
Expenses:
Management fee—Note 3(a)	1,542,846
Shareholder servicing costs—Note 3(c)	521,966
Distribution fees—Note 3(b)	75,221
Professional fees	66,671
Registration fees	34,765
Directors’ fees and expenses—Note 3(d)	31,116
Custodian fees—Note 3(c)	22,249
Prospectus and shareholders’ reports	10,003
Loan commitment fees—Note 2	3,106
Miscellaneous	35,093
Total Expenses	2,343,036
Less—reduction in management fee due to undertaking—Note 3(a)	(691,950)
Less—reduction in fees due to earnings credits—Note 3(c)	(52)
Net Expenses	1,651,034
Investment Income—Net	10,353,371
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,130,170
Net unrealized appreciation (depreciation) on investments	23,194,539
Net Realized and Unrealized Gain (Loss) on Investments	24,324,709
Net Increase in Net Assets Resulting from Operations	34,678,080

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	10,353,371	23,369,922
Net realized gain (loss) on investments	1,130,170	(5,698,003)
Net unrealized appreciation
(depreciation) on investments	23,194,539	(12,047,152)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,678,080	5,624,767
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,125,315)	(11,665,767)
Class B Shares	(7,773)	(46,498)
Class C Shares	(315,703)	(772,847)
Class I Shares	(128,967)	(288,363)
Class Z Shares	(4,730,890)	(10,497,541)
Total Dividends	(10,308,648)	(23,271,016)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,383,923	27,449,378
Class B Shares	15,185	8,312
Class C Shares	1,998,725	2,679,769
Class I Shares	3,141,233	3,085,689
Class Z Shares	4,391,573	7,527,571
Dividends reinvested:
Class A Shares	3,692,689	8,305,932
Class B Shares	7,169	37,077
Class C Shares	207,553	488,434
Class I Shares	60,101	165,880
Class Z Shares	3,304,315	7,363,471
Cost of shares redeemed:
Class A Shares	(16,646,021)	(65,605,022)
Class B Shares	(365,962)	(1,208,121)
Class C Shares	(1,444,377)	(8,313,898)
Class I Shares	(1,106,709)	(5,559,923)
Class Z Shares	(7,408,201)	(28,833,498)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,231,196	(52,408,949)
Total Increase (Decrease) in Net Assets	27,600,628	(70,055,198)
Net Assets ($):
Beginning of Period	507,498,868	577,554,066
End of Period	535,099,496	507,498,868
Undistributed investment income—net	44,723	—

TheFund 33

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	973,513	2,069,357
Shares issued for dividends reinvested	268,901	630,371
Shares redeemed	(1,208,435)	(5,008,350)
Net Increase (Decrease) in Shares Outstanding	33,979	(2,308,622)
Class Ba
Shares sold	1,112	624
Shares issued for dividends reinvested	524	2,808
Shares redeemed	(26,896)	(91,782)
Net Increase (Decrease) in Shares Outstanding	(25,260)	(88,350)
Class C
Shares sold	144,575	201,953
Shares issued for dividends reinvested	15,117	37,065
Shares redeemed	(106,095)	(637,058)
Net Increase (Decrease) in Shares Outstanding	53,597	(398,040)
Class I
Shares sold	228,031	232,582
Shares issued for dividends reinvested	4,378	12,579
Shares redeemed	(81,444)	(426,019)
Net Increase (Decrease) in Shares Outstanding	150,965	(180,858)
Class Z
Shares sold	319,694	567,378
Shares issued for dividends reinvested	240,452	558,627
Shares redeemed	(541,124)	(2,199,748)
Net Increase (Decrease) in Shares Outstanding	19,022	(1,073,743)

a During the period ended February 29, 2012, 10,075 Class B shares representing $137,677 were automatically converted to 10,076 Class A shares and during the period ended August 31, 2011, 37,794 Class B shares representing $498,444 were automatically converted to 37,794 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.43	13.81	13.10	13.23	13.50	13.81
Investment Operations:
Investment income—net[a]	.27	.58	.58	.59	.58	.55
Net realized and unrealized
gain (loss) on investments	.65	(.38)	.71	(.13)	(.27)	(.30)
Total from Investment Operations	.92	.20	1.29	.46	.31	.25
Distributions:
Dividends from
investment income—net	(.27)	(.58)	(.58)	(.59)	(.58)	(.56)
Net asset value, end of period	14.08	13.43	13.81	13.10	13.23	13.50
Total Return (%)[b]	6.91[c]	1.60	10.10	3.78	2.35	1.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	.97	.97	.99	.98	.99
Ratio of net expenses
to average net assets	.70[d]	.70	.70	.70	.70	.69
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.00[e]	—	—	—
Ratio of net investment income
to average net assets	3.97[d]	4.40	4.37	4.70	4.33	4.05
Portfolio Turnover Rate	11.96[c]	22.31	20.53	31.77	49.59	43.08
Net Assets, end of period
($ x 1,000)	268,939	256,180	295,189	95,477	81,428	74,676

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.44	13.81	13.11	13.23	13.51	13.81
Investment Operations:
Investment income—net[a]	.22	.50	.50	.52	.51	.49
Net realized and unrealized
gain (loss) on investments	.65	(.36)	.72	(.11)	(.27)	(.30)
Total from Investment Operations	.87	.14	1.22	.41	.24	.19
Distributions:
Dividends from
investment income—net	(.23)	(.51)	(.52)	(.53)	(.52)	(.49)
Net asset value, end of period	14.08	13.44	13.81	13.11	13.23	13.51
Total Return (%)[b]	6.57[c]	1.18	9.48	3.35	1.77	1.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[d]	1.55	1.60	1.61	1.54	1.57
Ratio of net expenses
to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.19
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.00[e]	—	—	—
Ratio of net investment income
to average net assets	3.51[d]	3.90	3.89	4.22	3.84	3.57
Portfolio Turnover Rate	11.96[c]	22.31	20.53	31.77	49.59	43.08
Net Assets, end of period
($ x 1,000)	348	671	1,910	1,413	2,385	3,260

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.43	13.81	13.10	13.23	13.50	13.81
Investment Operations:
Investment income—net[a]	.22	.48	.48	.50	.48	.44
Net realized and unrealized
gain (loss) on investments	.65	(.38)	.71	(.13)	(.27)	(.30)
Total from Investment Operations	.87	.10	1.19	.37	.21	.14
Distributions:
Dividends from
investment income—net	(.22)	(.48)	(.48)	(.50)	(.48)	(.45)
Net asset value, end of period	14.08	13.43	13.81	13.10	13.23	13.50
Total Return (%)[b]	6.52[c]	.85	9.27	3.00	1.59	1.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73[d]	1.71	1.72	1.74	1.73	1.74
Ratio of net expenses
to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.44
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.00[e]	—	—	—
Ratio of net investment income
to average net assets	3.21[d]	3.65	3.62	3.93	3.58	3.32
Portfolio Turnover Rate	11.96[c]	22.31	20.53	31.77	49.59	43.08
Net Assets, end of period
($ x 1,000)	21,262	19,569	25,610	13,220	8,364	7,549

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012		Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.44	13.81	13.10	11.65
Investment Operations:
Investment income—net[b]	.28	.61	.61	.45
Net realized and unrealized
gain (loss) on investments	.65	(.37)	.72	1.45
Total from Investment Operations	.93	.24	1.33	1.90
Distributions:
Dividends from investment income—net	(.29)	(.61)	(.62)	(.45)
Net asset value, end of period	14.08	13.44	13.81	13.10
Total Return (%)	6.96[c]	1.93	10.35	16.46[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.71	.71	.96[e]
Ratio of net expenses to average net assets	.45[d]	.45	.46	.45[e]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	.00[e]	—
Ratio of net investment income
to average net assets	4.18[d]	4.63	4.56	4.91[e]
Portfolio Turnover Rate	11.96[c]	22.31	20.53	31.77[d]
Net Assets, end of period ($ x 1,000)	7,884	5,495	8,146	86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class Z Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.44	13.82	13.11	13.23	13.51	13.81
Investment Operations:
Investment income—net[a]	.28	.61	.62	.62	.62	.59
Net realized and unrealized
gain (loss) on investments	.65	(.39)	.70	(.12)	(.28)	(.30)
Total from Investment Operations	.93	.22	1.32	.50	.34	.29
Distributions:
Dividends from
investment income—net	(.28)	(.60)	(.61)	(.62)	(.62)	(.59)
Net asset value, end of period	14.09	13.44	13.82	13.11	13.23	13.51
Total Return (%)	7.01[b]	1.80	10.34	4.12	2.53	2.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76[c]	.75	.74	.77	.76	.76
Ratio of net expenses
to average net assets	.51[c]	.50	.48	.45	.45	.44
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.00[d]	—	—	—
Ratio of net investment income
to average net assets	4.16[c]	4.60	4.60	4.97	4.58	4.31
Portfolio Turnover Rate	11.96[b]	22.31	20.53	31.77	49.59	43.08
Net Assets, end of period
($ x 1,000)	236,666	225,584	246,699	232,390	252,246	268,420

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amount represents less than .01%.

See notes to financial statements.

TheFund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. At the end of the reporting period, the fund offered five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares were subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

TheFund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	532,920,153	—	532,920,153

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the

TheFund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,667,343 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, $150,775 of the carryover expires in fiscal 2012, $7,447 expires in fiscal 2013, $820,185 expires in fiscal 2016, $2,063,006 expires in fiscal 2017, $5,287,194 expires in fiscal 2018 and $2,338,736 expires in fiscal 2019.

TheFund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: tax exempt income $23,243,191 and ordinary income $27,825.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses (exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees, taxes, brokerage fees, interest and commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2013. The reduction in management fee, pursuant to the agreement, amounted to $691,950 during the period ended February 29, 2012.

During the period ended February 29, 2012, the Distributor retained $6,695 from commissions earned on sales of the fund’s Class A shares, and $40 and $328 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended February 29, 2012, Class B and Class C shares were charged $1,114 and $74,107, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A, Class B and Class C shares were charged $324,398, $557 and $24,702 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z

TheFund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares, providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 29, 2012, Class Z shares were charged $65,915 pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $56,573 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $4,228 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $52.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $22,249 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $253,866, Rule 12b-1 distribution plan fees $12,704, shareholder services plan fees $58,521, custodian fees $15,147, chief compliance officer fees $1,061 and transfer agency per account fees $24,031, which are offset against an expense reimbursement currently in effect in the amount of $100,144.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $65,670,065 and $60,786,558, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $45,756,808, consisting of $47,426,965 gross unrealized appreciation and $1,670,157 gross unrealized depreciation.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance.

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at, above, or below the Performance Group median for the various time periods, and at or above the Performance Universe median, for the various time periods.

The Board also noted that the fund’s yield performance was above the Performance Group median and the Performance Universe median for the various time periods. Dreyfus also provided a comparison of

TheFund 51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund’s return was higher than the return of the index in eight of the past ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group median and the Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were below the Expense Group median and the Expense Universe median.The Board noted the expense limitation arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus or Standish considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that neither Dreyfus nor Standish advises any separate accounts and/or other types of client portfolios considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

TheFund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus BASIC New Jersey Municipal Money Market Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in October, but government bond yields continued to trend downward and prices rose over much of the remainder of the reporting period. In the midst of this turmoil affecting longer-term bonds, money market instruments remained stable and anchored near zero percent, as the Federal Reserve Board continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus BASIC New Jersey Municipal Money Market Fund produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.01%.1

Despite heightened volatility among stocks and bonds during the reporting period stemming from changing economic conditions and shifting investor sentiment, tax-exempt money market yields remained stable at historically low levels as short-term interest rates were unchanged despite a stronger U.S. economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Yields Steady Despite Shifting Economic Sentiment

The reporting period began in the midst of heightened volatility in most financial markets, as investors responded nervously to several adverse macroeconomic developments.Worries at the time included an ongoing sovereign debt crisis in Greece, which threatened to spread to other

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

members of the European Union. Meanwhile, in the United States, bond rating agency Standard & Poor’s just weeks earlier had downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. Finally, investors reacted negatively to disappointing releases of new U.S. economic data, which kindled concerns that the domestic economy might be headed for a double-dip recession.

Fortunately, many of these fears failed to materialize over the remainder of the reporting period.The macroeconomic picture brightened as the European Union took credible steps to address the region’s problems, and the United States experienced accelerating GDP growth and declining unemployment. Despite these signs of improvement, the Federal Reserve Board (the “Fed”) maintained its longstanding policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

As was the case earlier in 2011, the supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to a glut of issuance at the end of 2010 in advance of the expiration of federal subsidies. Subsequently, political pressure to reduce government spending and borrowing also dampened issuance volumes. Although the European debt crisis reduced the availability of the bank letters of credit that typically support short-term municipal borrowing, a rising volume of variable rate demand notes (VRDNs) has picked up much of the slack, providing municipalities with long-term financing at short-term rates. Meanwhile, demand remained steady from individuals and institutional investors, enabling yields on tax-exempt money market instruments to remain attractive relative to taxable instruments with comparable maturities.

From a credit-quality perspective, New Jersey has continued to struggle to bridge future budget shortfalls. However, the state has cut spending, and tax revenues have exceeded projections, helping to relieve some fiscal pressures.

A Credit-Conscious Investment Posture

In this environment, we continued to maintain a careful and well-researched approach to credit selection. We emphasized instruments

4

backed by pledged tax appropriations or dedicated revenues, including essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits with strong financial positions and stable tax bases. We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was modestly longer than industry averages.

Outlook Still Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth in 2012. The U.S. economy appears to have gained some momentum, particularly with respect to a recovering labor market. However, the outlook remains cloudy due to the persistence of the European debt crisis and uncertainty regarding the potential impact of recent international banking agreements on municipal financing costs. In addition, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

March 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1, 2013. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New Jersey Municipal Money Market Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$2.04
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$2.06
Ending value (after expenses)	$1,022.82

† Expenses are equal to the fund’s annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—87.8%
Avalon Borough,
GO Notes (General Improvement
Bonds and Water/Sewer Utility)	5.00	5/15/12	300,000		302,672
Berkeley Heights Township Board of
Education, GO Notes	4.13	3/1/12	130,000		130,000
Bloomfield Township,
GO Notes, BAN	1.50	1/18/13	1,420,000		1,429,335
Branch Banking and Trust Municipal
Trust (Series 2044) (Port Authority-
Port Newark, Marine Termimal
Rent-Backed Revenue (Newark
Redevelopment Projects)) (LOC;
Branch Banking and Trust Co.)	0.16	3/7/12	6,000,000	[a,b,c]	6,000,000
Bridgewater-Raritan Regional
School District, GO
Notes, Refunding	3.00	5/1/12	100,000		100,388
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	1/15/13	150,000		155,540
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.20	3/7/12	1,600,000	[a]	1,600,000
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	150,000		152,402
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	587,000		587,501
Commercial Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/12	125,000		125,572
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	692,000		692,392
East Orange,
GO Notes, Refunding
(Water Utility)	3.70	7/1/12	100,000		100,942
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.25	4/13/12	1,000,000		1,000,290

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Elizabeth,
GO Notes, Refunding	4.25	4/15/12	895,000		898,390
Essex County Improvement
Authority, Revenue (The
Children’s Institute Project)
(LOC; Wells Fargo Bank)	0.25	3/7/12	200,000	[a]	200,000
Glassboro Borough,
GO Notes, BAN	2.00	4/26/12	500,000		500,600
Gloucester City,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	540,000		543,537
Green Brook Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	5/15/12	115,000		115,450
Hunterdon Central Regional
High School District
Board of Education,
GO Notes, Refunding	4.75	5/1/12	150,000		150,970
Irvington Township,
GO Notes, BAN	2.00	6/21/12	827,800		829,299
Jersey City,
GO Notes, Refunding
(General Improvement)	5.00	3/1/12	435,000		435,000
Jersey City,
GO Notes, Refunding
(School Improvement)	5.00	3/1/12	350,000		350,000
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	500,000		501,519
Leonia Borough Board of Education,
GO Notes, Refunding	3.00	8/15/12	100,000		100,907
Long Hill Township,
GO Notes, BAN	2.00	7/15/12	100,000		100,464
Mansfield Township Board of
Education, GO Notes	3.63	3/1/12	100,000		100,000
Mercer County Improvement
Authority, Revenue, Refunding
(The Atlantic Foundation
Project) (LOC; Bank of America)	0.21	3/1/12	1,570,000	[a]	1,570,000
Moonachie Borough Board of
Education, GO Notes	4.25	3/1/12	100,000		100,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Building Authority,
State Building Revenue, Refunding	5.00	6/15/12	700,000		708,563
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.74	3/7/12	260,000	[a]	260,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.58	3/7/12	225,000	[a]	225,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	1,925,000	[a]	1,925,000
New Jersey Economic Development
Authority, EDR (The Center School
Project) (LOC; Bank of America)	0.47	3/7/12	300,000	[a]	300,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.30	3/7/12	1,095,000	[a]	1,095,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.29	3/7/12	4,800,000	[a]	4,800,000
New Jersey Economic Development
Authority, LR (Liberty State
Park Project)	5.00	3/1/12	150,000		150,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.25	3/7/12	1,000,000	[a]	1,000,000
New Jersey Economic Development
Authority, Revenue (ESARC, Inc.)
(Liquidity Facility; TD Bank)	0.26	3/7/12	2,275,000	[a]	2,275,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.30	3/7/12	2,075,000	[a]	2,075,000

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	845,000	[a]	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects)
(LOC; TD Bank)	0.30	3/7/12	380,000	[a]	380,000
New Jersey Economic Development
Authority, Revenue (Somerset Hills
YMCA Project) (LOC; TD Bank)	0.20	3/7/12	1,860,000	[a]	1,860,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	4.00	5/1/12	150,000		150,824
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	5.00	5/1/12	390,000		392,723
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/12	100,000		102,058
New Jersey Educational Facilities
Authority, Revenue (Public Library
Project Grant Program Issue)	4.00	9/1/12	100,000		101,402
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Capital
Improvement Fund Issue)	4.00	9/1/12	100,000		101,710
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint Elizabeth
Issue) (LOC; RBS Citizens NA)	0.24	3/7/12	6,690,000	[a]	6,690,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	100,000		101,105
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	200,000		202,210
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.00	9/15/12	200,000		204,193
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; Bank of America)	0.20	3/7/12	4,200,000	[a]	4,200,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	6/15/12	100,000		101,293
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	155,000		155,265
North Brunswick Township,
GO Notes, Refunding	4.00	5/15/12	100,000		100,653
Port Authority of New York and
New Jersey, Equipment Notes	0.30	3/7/12	1,615,000	[a]	1,615,000
Rahway,
GO Notes, BAN	1.50	8/10/12	275,000		275,602
Roselle Borough,
GO Notes, Refunding	2.00	3/15/12	255,000		255,097
Scotch Plains Township,
GO Notes, BAN	1.50	1/18/13	850,000		855,431
Somers Point Board of Education,
GO Notes	2.00	3/1/12	155,000		155,000
Union County,
GO Notes	4.13	3/1/13	500,000		500,123
Union County,
GO Notes, Refunding
(General Improvement)	4.00	3/1/12	225,000		225,000

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—11.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.26	3/7/12	3,700,000	[a]	3,700,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	3,500,000	[a,b,c]	3,500,000

Total Investments (cost $60,456,422)			99.7%		60,456,422

Cash and Receivables (Net)			.3%		186,107

Net Assets			100.0%		60,642,529

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2012, these securities amounted to $9,500,000 or 15.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	53.9
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	12.4
Not Rated[e]			Not Rated[e]		Not Rated[e]	33.7
						100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	60,456,422	60,456,422
Cash		173,331
Interest receivable		164,104
Prepaid expenses		6,005
		60,799,862
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		12,399
Payable for investment securities purchased		115,449
Payable for shares of Common Stock redeemed		4
Accrued expenses		29,481
		157,333
Net Assets ($)		60,642,529
Composition of Net Assets ($):
Paid-in capital		60,644,070
Accumulated net realized gain (loss) on investments		(1,541)
Net Assets ($)		60,642,529
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		60,644,070
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

TheFund 15

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Interest Income	133,265
Expenses:
Management fee—Note 2(a)	158,657
Shareholder servicing costs—Note 2(b)	27,018
Auditing fees	18,353
Custodian fees—Note 2(b)	5,296
Registration fees	4,848
Legal fees	4,584
Prospectus and shareholders’ reports	3,860
Directors’ fees and expenses—Note 2(c)	2,204
Miscellaneous	11,580
Total Expenses	236,400
Less—reduction in management fee due to undertaking—Note 2(a)	(93,605)
Less—reduction in expenses due to undertaking—Note 2(a)	(11,860)
Less—reduction in fees due to earnings credits—Note 2(b)	(4)
Net Expenses	130,931
Investment Income—Net, representing net increase
in net assets resulting from operations	2,334

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	2,334	95,615
Net realized gain (loss) on investments	—	18
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,334	95,633
Dividends to Shareholders from ($):
Investment income—net	(2,334)	(95,615)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	14,100,959	19,100,920
Dividends reinvested	2,313	94,140
Cost of shares redeemed	(19,737,074)	(32,714,681)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,633,802)	(13,519,621)
Total Increase (Decrease) in Net Assets	(5,633,802)	(13,519,603)
Net Assets ($):
Beginning of Period	66,276,331	79,795,934
End of Period	60,642,529	66,276,331

See notes to financial statements.

TheFund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.013	.026	.033
Net realized and unrealized
gain(loss) on investments	—	—	—	—	.001	—
Total from Investment Operations	.000[a]	.001	.002	.013	.027	.033
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.002)	(.013)	(.026)	(.033)
Dividends from net realized
gain on investments	—	—	—	—	(.001)	—
Total Distributions	(.000)[a]	(.001)	(.002)	(.013)	(.027)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.13	.17	1.36	2.70	3.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[b]	.74	.69	.73	.68	.65
Ratio of net expenses
to average net assets	.41[b]	.45	.45	.44	.44	.45
Ratio of net investment income
to average net assets	.01[b]	.13	.17	1.33	2.58	3.25
Net Assets, end of period
($ x 1,000)	60,643	66,276	79,796	110,242	110,655	103,147

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New Jersey Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	60,456,422
Level 3—Significant Unobservable Inputs	—
Total	60,456,422
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions

22

as income tax expense in the Statements of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,541 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: tax exempt income $95,615.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2013.The reduction in management fee, pursuant to the undertaking, amounted to $93,605 during the period ended February 29, 2012.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $11,860 during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2012, the fund was charged $21,263 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $3,842 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

24

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $325 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $5,296 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $24,306, custodian fees $3,766, chief compliance officer fees $1,061 and transfer agency per account fees $1,300, which are offset against an expense reimbursement currently in effect in the amount of $18,034.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended February 29, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $20,820,000 and $34,210,000, respectively.

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund achieved the number one total return ranking in the Performance Group for the various time periods, and the number one total return ranking in the Performance Universe for the various periods except for the 1-year period (achieving the number two ranking in the Universe).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

28

The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Dreyfus representatives of Dreyfus reviewed with the Board the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives of Dreyfus noted that Dreyfus does not advise any separate accounts and/ or other types of client portfolios that are considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

30

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus HighYield Municipal Bond Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities, while high yield bonds and other lower-rated assets declined sharply in September. However, better economic data in October cheered investors, triggering rallies among higher yielding securities. In addition, high yield bond prices were buoyed as investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Daniel Barton, and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus High Yield Municipal Bond Fund’s Class A shares produced a 7.10% total return, Class C shares returned 6.70%, Class I shares returned 7.24% and Class Z shares returned 7.14%.1 The fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 5.67%.2

Investors’ risk appetite more than offset economic uncertainty during the reporting period boosting returns for lower-rated securities, which benefited the fund relative to its benchmark. Longer duration securities were also beneficial as long-term interest rates fell and a reduced supply of newly issued securities was met by robust investor demand.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

High Yield Municipal Bonds Rallied Despite Uncertain Economic Environment

The reporting period began in the midst of heightened turmoil in the financial markets sparked by several macroeconomic developments.These included the fallout from an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union and uncertainties regarding the strength and sustainability of the U.S. economic recovery.

Low nominal rates encouraged investors to seek more yield via risky assets during the reporting period despite the uncertain economic environment.

Moreover, supply-and-demand forces also helped support municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, while political pressure also led to reduced borrowing. In addition, tax receipts generally have trended higher, and many governments have cut spending, helping to relieve fiscal pressures.

Duration and Credit Selection Strategies Proved Effective

The fund’s relative performance was buoyed by a relatively long average duration, which we expressed through an emphasis on maturities between 15 and 20 years. These securities occupied the “sweet spot” along the market’s maturity spectrum when interest-rates declined over the reporting period. In addition, the fund achieved favorable results from bonds rated BBB and below, a range in which securities backed by industrial development projects and the states’ settlement of litigation with U.S. tobacco companies fared especially well. Bonds issued by Puerto Rico, which earn income that is exempt from most state taxes, also advanced during the reporting period.

Detractors from relative performance included underweighted exposure to California general obligation bonds, which rebounded from previous

4

weakness as credit concerns eased. Bonds issued on behalf of airlines also lagged market averages, primarily due to the bankruptcy of a major carrier.

Adjusting to a Changing Market Environment

While we are encouraged by recently improved data, U.S. economic growth remains sluggish and vulnerable to unexpected shocks. Consequently, we have attempted to focus mainly on municipal bonds with strong liquidity characteristics. In addition, we recently have added to the fund’s positions in some previously hard-hit sectors that we regard as fundamentally sound, including tobacco bonds.To reduce the fund’s sensitivity to interest rate volatility, we have trimmed its exposure to bonds with provisions for early redemption over the next few years, redeploying the proceeds to bonds with longer call dates. Finally, we have maintained the fund’s average duration in a range that is modestly longer than the benchmark.

March 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1	Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charges in the case of Class A shares, and the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.25	$9.15	$4.12	$4.89
Ending value (after expenses)	$1,071.00	$1,067.00	$1,072.40	$1,071.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.12	$8.92	$4.02	$4.77
Ending value (after expenses)	$1,019.79	$1,016.01	$1,020.89	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.78% for Class C, .80% for
Class I and 95% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—2.2%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,752,270
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	2,500,000	2,393,525
Alaska—1.2%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000	828,370
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000	1,468,400
Arizona—5.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,362,790
Pima County Industrial Development
Authority, Education Facilities
Revenue (Sonoran Science
Academy Tucson Project)	5.75	12/1/37	2,750,000	2,279,860
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,677,680
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000	2,002,840
California—7.5%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,463,340
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000	1,078,030
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000	1,081,790
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	1,035,225

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,105,000	[a]	110,196
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,154,070
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,150,000		1,646,577
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,691,340
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,176,620
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,679,656
Connecticut—1.6%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,684,320
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,235,840
District of Columbia—.9%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA
and GNMA)	6.65	6/1/30	1,430,000		1,544,000

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia (continued)
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA
and GNMA)	7.50	12/1/30	100,000		101,193
Florida—4.1%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue
(Florida Proton Therapy
Institute Project)	6.25	9/1/27	1,000,000	[b]	1,043,640
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,652,355
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	1,000,000		1,238,770
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	7.00	7/1/36	4,000,000	[c]	1,080,080
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,665,550
Georgia—2.1%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000		2,179,440
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,794,690
Hawaii—.8%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,500,945
Illinois—7.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,422,020
Harvey,
GO	5.63	12/1/32	4,000,000		3,629,160

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000		2,149,980
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,524,855
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000		2,471,586
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,120,890
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000		1,139,900
Iowa—.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		883,030
Kansas—.9%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	5.70	12/1/35	480,000		508,584
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	12/1/35	1,105,000		1,192,560
Kentucky—1.7%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000		1,083,214
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,000,000		2,133,560
Louisiana—3.7%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,946,508

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,649,070
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[b]	3,294,120
Maine—.9%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,730,895
Maryland—2.7%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000		3,123,540
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,525,000		1,939,830
Massachusetts—.6%
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000		1,203,020
Michigan—9.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,758,536
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,889,145
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,047,440
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,044,000
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000		1,740,405

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Finance Authority,
Clean Water Revolving
Fund Revenue	5.00	10/1/17	1,800,000	2,213,496
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office
Building Project)	5.00	10/15/19	1,300,000	1,514,968
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	3,485,000	3,398,677
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,523,860
Minnesota—1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,798,580
Mississippi—.7%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA
and GNMA)	6.25	12/1/32	1,195,000	1,276,284
Nebraska—1.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000	2,275,480
New Jersey—5.6%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	993,850
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,517,067
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000	1,914,657
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000	943,290

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[a]	206,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,842,250
New Mexico—1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,296,954
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	405,000		431,851
New York—4.5%
New York City,
GO	5.00	8/1/20	1,500,000		1,854,255
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,400,000		1,403,696
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	[c]	948,380
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,124,880
North Carolina—.6%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,068,630

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio—1.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,635,000		2,713,128
Oregon—.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,039,240
Pennsylvania—5.6%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	2,000,000		1,661,680
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		991,001
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	3,000,000		2,594,460
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	[b,d]	2,181,400
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		2,016,100
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,101,960
Texas—9.0%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000		1,038,830

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,096,860
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	1,001,370
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,547,640
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,000,000	1,245,540
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	1,060,960
La Vernia Higher Education Finance
Corporation, Education
Revenue (Knowledge is
Power Program, Inc.)	6.25	8/15/39	2,250,000	2,474,730
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,297,470
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	4,104,077
Texas Public Finance Authority,
Charter School Finance
Corporation, Education
Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	2,250,000	2,118,645
Virginia—3.5%
Henrico County,
Public Improvement GO	5.00	7/15/17	2,500,000	3,071,125
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	3,000,000	3,420,810

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington—2.8%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,480,000		1,305,301
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000		1,296,915
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000		1,532,390
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000		1,115,388
West Virginia—1.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,830,375
Wisconsin—.7%
Wisconsin,
GO	5.00	5/1/22	1,000,000		1,238,140
Multi State—.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	[b]	1,120,020
U.S. Related—3.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000		1,772,431
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,394,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,270,420
Total Long-Term Municipal Investments
(cost $181,278,518)					183,430,121

16

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.1%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)
(cost $2,000,000)	0.14	3/1/12	2,000,000[e]	2,000,000

Total Investments (cost $183,278,518)			99.1%	185,430,121
Cash and Receivables (Net)			.9%	1,681,696
Net Assets			100.0%	187,111,817

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2012, these securities were valued at $7,639,180 or 4.1% of net assets.
c Non-income producing—security in default.
d Collateral for floating rate borrowings.
e Variable rate demand note—rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	6.4
AA		Aa		AA	14.4
A		A		A	16.6
BBB		Baa		BBB	17.7
BB		Ba		BB	19.7
B		B		B	5.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	19.5
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 19

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	183,278,518	185,430,121
Cash		10,719
Interest receivable		2,652,098
Receivable for shares of Common Stock subscribed		282,174
Prepaid expenses and other assets		156,289
		188,531,401
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		144,546
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		229,926
Interest and expense payable related
to floating rate notes issued—Note 4		1,690
Accrued expenses		43,422
		1,419,584
Net Assets ($)		187,111,817
Composition of Net Assets ($):
Paid-in capital		216,766,380
Accumulated undistributed investment income—net		93,181
Accumulated net realized gain (loss) on investments		(31,899,347)
Accumulated net unrealized appreciation
(depreciation) on investments		2,151,603
Net Assets ($)		187,111,817

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	54,862,492	27,677,113	17,071,318	87,500,894
Shares Outstanding	4,714,316	2,375,754	1,469,115	7,514,701
Net Asset Value Per Share ($)	11.64	11.65	11.62	11.64

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Interest Income	5,210,672
Expenses:
Management fee—Note 3(a)	537,893
Distribution/Service Plan fees—Note 3(b)	175,256
Shareholder servicing costs—Note 3(c)	150,922
Professional fees	33,051
Registration fees	28,138
Directors’ fees and expenses—Note 3(d)	11,214
Custodian fees—Note 3(c)	7,620
Prospectus and shareholders’ reports	6,966
Interest and expense related to floating rate notes issued—Note 4	3,402
Loan commitment fees—Note 2	1,092
Miscellaneous	15,872
Total Expenses	971,426
Less—reduction in fees due to earnings credits—Note 3(c)	(15)
Net Expenses	971,411
Investment Income—Net	4,239,261
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,030,026)
Net unrealized appreciation (depreciation) on investments	11,199,474
Net Realized and Unrealized Gain (Loss) on Investments	8,169,448
Net Increase in Net Assets Resulting from Operations	12,408,709

See notes to financial statements.

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	4,239,261	10,006,649
Net realized gain (loss) on investments	(3,030,026)	(4,224,982)
Net unrealized appreciation
(depreciation) on investments	11,199,474	(7,650,630)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,408,709	(1,868,963)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,253,385)	(2,875,078)
Class C Shares	(518,678)	(1,255,068)
Class I Shares	(352,562)	(568,264)
Class Z Shares	(2,021,455)	(5,027,663)
Net realized gain on investments:
Class A Shares	(80,376)	(49,405)
Class C Shares	(38,794)	(26,483)
Class I Shares	(21,710)	(8,627)
Class Z Shares	(127,629)	(89,405)
Total Dividends	(4,414,589)	(9,899,993)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	10,395,922	17,824,938
Class C Shares	2,378,986	5,356,561
Class I Shares	6,592,758	9,864,620
Class Z Shares	1,975,730	5,481,315

22

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	1,084,430	2,328,781
Class C Shares	322,147	719,544
Class I Shares	84,973	144,230
Class Z Shares	1,701,709	4,103,430
Cost of shares redeemed:
Class A Shares	(12,796,371)	(33,557,604)
Class C Shares	(2,554,841)	(10,580,834)
Class I Shares	(2,727,363)	(5,692,587)
Class Z Shares	(5,817,754)	(31,123,395)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	640,326	(35,131,001)
Total Increase (Decrease) in Net Assets	8,634,446	(46,899,957)
Net Assets ($):
Beginning of Period	178,477,371	225,377,328
End of Period	187,111,817	178,477,371
Undistributed investment income—net	93,181	—

TheFund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class A
Shares sold	911,831	1,610,735
Shares issued for dividends reinvested	95,772	209,716
Shares redeemed	(1,123,114)	(3,004,564)
Net Increase (Decrease) in Shares Outstanding	(115,511)	(1,184,113)
Class C
Shares sold	209,206	479,993
Shares issued for dividends reinvested	28,413	64,858
Shares redeemed	(226,914)	(957,255)
Net Increase (Decrease) in Shares Outstanding	10,705	(412,404)
Class I
Shares sold	580,730	896,288
Shares issued for dividends reinvested	7,481	13,024
Shares redeemed	(239,696)	(520,276)
Net Increase (Decrease) in Shares Outstanding	348,515	389,036
Class Z
Shares sold	173,966	492,582
Shares issued for dividends reinvested	150,136	369,690
Shares redeemed	(515,986)	(2,820,416)
Net Increase (Decrease) in Shares Outstanding	(191,884)	(1,958,144)

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	11.14	11.74	10.64	12.05	12.90	13.63
Investment Operations:
Investment income—net[b]	.27	.59	.61	.65	.66	.28
Net realized and unrealized
gain (loss) on investments	.51	(.60)	1.08	(1.41)	(.86)	(.72)
Total from Investment Operations	.78	(.01)	1.69	(.76)	(.20)	(.44)
Distributions:
Dividends from
investment income—net	(.26)	(.58)	(.59)	(.65)	(.65)	(.29)
Dividends from net realized
gain on investments	(.02)	(.01)	—	—	—	—
Total Distributions	(.28)	(.59)	(.59)	(.65)	(.65)	(.29)
Net asset value, end of period	11.64	11.14	11.74	10.64	12.05	12.90
Total Return (%)[c]	7.10[d]	(.03)	16.31	(5.80)	(1.67)	1.57[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[e]	1.00	.99	1.02	1.02	1.27[e]
Ratio of net expenses
to average net assets	1.02[e]	1.00	.99	1.02	1.02	1.27[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00[e,f]	.00[f]	—	.00[f]	.05	.23[e]
Ratio of net investment income
to average net assets	4.79[e]	5.35	5.37	6.40	5.28	4.51[e]
Portfolio Turnover Rate	14.46[d]	41.05	25.26	28.94	76.05	55.80
Net Assets, end of period
($ x 1,000)	54,862	53,785	70,607	58,931	59,169	27,948

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	11.15	11.75	10.66	12.06	12.91	13.63
Investment Operations:
Investment income—net[b]	.23	.51	.52	.57	.57	.23
Net realized and unrealized
gain (loss) on investments	.51	(.60)	1.08	(1.41)	(.87)	(.71)
Total from Investment Operations	.74	(.09)	1.60	(.84)	(.30)	(.48)
Distributions:
Dividends from
investment income—net	(.22)	(.50)	(.51)	(.56)	(.55)	(.24)
Dividends from net realized
gain on investments	(.02)	(.01)	—	—	—	—
Total Distributions	(.24)	(.51)	(.51)	(.56)	(.55)	(.24)
Net asset value, end of period	11.65	11.15	11.75	10.66	12.06	12.91
Total Return (%)[c]	6.70[d]	(.77)	15.31	(6.45)	(2.43)	1.27[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[e]	1.75	1.76	1.80	1.80	1.99[e]
Ratio of net expenses
to average net assets	1.78[e]	1.75	1.76	1.80	1.80	1.99[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00[e,f]	.00[f]	—	.00[f]	.05	.23[e]
Ratio of net investment income
to average net assets	4.04[e]	4.62	4.60	5.63	4.53	3.69[e]
Portfolio Turnover Rate	14.46[d]	41.05	25.26	28.94	76.05	55.80
Net Assets, end of period
($ x 1,000)	27,677	26,365	32,647	29,579	30,730	9,397

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

26

Six Months Ended
February 29, 2012		Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.12	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.28	.63	.66	.49
Net realized and unrealized
gain (loss) on investments	.52	(.61)	1.05	1.46
Total from Investment Operations	.80	.02	1.71	1.95
Distributions:
Dividends from investment income—net	(.28)	(.61)	(.62)	(.47)
Dividends from net realized
gain on investments	(.02)	(.01)	—	—
Total Distributions	(.30)	(.62)	(.62)	(.47)
Net asset value, end of period	11.62	11.12	11.72	10.63
Total Return (%)	7.24[c]	.22	16.50	21.80[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.74	.73	1.17[d]
Ratio of net expenses to average net assets	.80[d]	.74	.72	.75[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	—	—
Ratio of net investment income
to average net assets	5.03[d]	5.62	5.57	6.69[d]
Portfolio Turnover Rate	14.46[c]	41.05	25.26	28.94
Net Assets, end of period ($ x 1,000)	17,071	12,460	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

TheFund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class Z Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	11.14	11.75	10.65	12.05	12.91	13.34
Investment Operations:
Investment income—net[b]	.27	.60	.63	.67	.67	.63
Net realized and unrealized
gain (loss) on investments	.52	(.61)	1.09	(1.41)	(.87)	(.39)
Total from Investment Operations	.79	(.01)	1.72	(.74)	(.20)	.24
Distributions:
Dividends from
investment income—net	(.27)	(.59)	(.62)	(.66)	(.66)	(.63)
Dividends from net realized
gain on investments	(.02)	(.01)	—	—	—	(.04)
Total Distributions	(.29)	(.60)	(.62)	(.66)	(.66)	(.67)
Net asset value, end of period	11.64	11.14	11.75	10.65	12.05	12.91
Total Return (%)	7.14[c]	.05	16.44	(5.64)	(1.59)	1.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.95	.82	.85	.97	1.24
Ratio of net expenses
to average net assets	.95[d]	.95	.82	.84	.97	1.24
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00[d,e]	.00[e]	—	.00[e]	.05	.23
Ratio of net investment income
to average net assets	4.85[d]	5.45	5.58	6.59	5.32	4.62
Portfolio Turnover Rate	14.46[c]	41.05	25.26	28.94	76.05	55.80
Net Assets, end of period
($ x 1,000)	87,501	85,868	113,547	122,871	152,058	126,390

a The fund commenced offering three classes of shares on March 15, 2007. The existing shares were redesignated
Class Z and the fund added Class A and Class C shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Amount represents less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

30

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market con-ditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	184,350,041	1,080,080	185,430,121

32

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2011	1,199,760
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(119,680)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/29/2012	1,080,080
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/29/2012	(119,680)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

34

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $24,191,880 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, $715,251 of the carryover expires in fiscal 2016, $7,033,387 expires in fiscal 2017, $10,523,962 expires in fiscal 2018 and $5,919,280 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: tax exempt income $9,726,073 and ordinary income $173,920.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2012, the Distributor retained $2,588 from commissions earned on sales of the fund’s Class A shares and $10,636 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 29, 2012, Class C shares were charged $98,881, pursuant to the Plan.

Under the Service Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 29, 2012, Class Z shares were charged $76,375 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor

36

may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A and Class C shares were charged $66,835 and $32,960, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $15,452 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $1,260 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $15.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $7,620 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $88,088, Rule 12b-1 distribution plan fees $27,300, shareholder services plan fees $16,131, custodian fees $6,431, chief compliance officer fees $1,061 and transfer agency per account fees $5,535.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 29, 2012, redemption fees charged and retained by the fund amounted to $211.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $25,775,508 and $25,485,548, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

38

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2012, was approximately $1,000,000 with a related weighted average annualized interest rate of .68%.

At February 29, 2012, accumulated net unrealized appreciation on investments was $2,151,603, consisting of $12,869,294 gross unrealized appreciation and $10,717,691 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 39

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

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Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the various periods. The Board also noted that the fund’s yield performance was variously at, above, or below the Performance Group median and the Performance Universe median for the various time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

The Board received a presentation from the fund’s portfolio managers, who described how the dramatic changes to the municipal bond market over the prior several years, evidenced by historically high priced volatility and liquidity challenges suggest an increased focus on downside risk in the fund’s portfolio.The portfolio manager also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against interest rate volatility, and credit review policies and strategies that seek to mitigate credit risk.The portfolio managers then explained the fund’s performance relative to its duration structure, credit structure, and the market and economic environment.The Board also noted the fund’s generally more competitive yield performance results agreed to continue to closely monitor the implementation of portfolio strategy and its impact on relative return results.

Dreyfus representatives noted that there were no funds in the same Lipper category as the fund managed by Dreyfus or Standish, nor separate accounts and/or other types of client portfolios managed by Dreyfus or Standish considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

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the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through May 31, 2012.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through May 31, 2012 was in the best interests of the fund and its shareholders.

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Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	April 23, 2012

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EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)